Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Parenthetical) (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Effect of dilutive potential shares	335,436,000	348,178,000	337,674,000	0
Potential dilutive shares excluded computation of earnings per share				349,057